PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company consummated the Private Placements in which the Sponsor purchased (i) 55,000 Private Units at a price of $10.00 per Private Unit, (ii) 3,950,000 $11.50 Private Warrants at a price of $1.00 per $11.50 Private Warrant, and (iii) 1,000,000 $15 Private Warrants at a price of $0.10 per $15 Private Warrant. The aggregate gross proceeds from the sale of Private Placement Securities are $4,600,000. Each $15 Private Warrant, $11.50 Private Warrant and the Private Unit Warrants will entitle the holder to purchase one share of common stock at its respective exercise price.

NOTE 4. PRIVATE PLACEMENT

The Sponsor has committed to purchase an aggregate of 1,000,000 $15 Private Warrants at a price of $0.10 per $15 Private Warrant, 3,950,000 $11.50 Private Warrants at a price of $1.00 per $11.50 Private Warrant, and 55,000 Private Units at a price of $10.00 per Private Unit, in each case, from the Company in a private placement that will occur simultaneously with the closing of the Proposed Offering. The aggregate gross proceeds from the sale of $15 Private Warrants, $11.50 Private Warrants and Private Units will be $4,600,000. If the Company does not complete a Business Combination within the Combination Period, the $15 Private Warrants, $11.50 Private Warrants and the Private Unit Warrants will expire worthless. The $15 Private Warrants, the $11.50 Private Warrants and the Private Unit Warrants will be non-redeemable for cash and exercisable on a cashless basis. Each $15 Private Warrant, $11.50 Private Warrant and the Private Unit Warrants will entitle the holder to purchase one share of common stock at its respective exercise price.